Derivative Financial Instruments (Amounts Included in AOCL) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Gains Included in Accumulated Other Comprehensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (26,480)	$ (33,755)	$ (34,776)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(25,216)	4,317	(1,937)
Reclassification of net loss on cash flow hedges to income	2,736	2,958	2,958
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (48,960)	$ (26,480)	$ (33,755)